Note 4 - Property and Equipment: Schedule of software cost (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Software	$ 221,000	$ 0
Less: accumulated amortization	(40,264)
Software and Software Development Costs
Less: accumulated amortization	(40,264)	0
Fixed assets, net	$ 180,736	$ 0